ACCOUNTS RECEIVABLE (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Contractual amounts of trade receivables gross	$ 99,662	$ 118,557